Borrowings - Summary of Carrying Amount of Assets Pledged (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Cash and cash equivalents	€ 59,187	€ 56,317
Trade receivables	12,310	0
Total current assets pledged as security	71,497	56,317
Non-current other financial assets	10,500	10,500
Total non-current assets pledged as security	10,500	10,500
Total assets pledged as security	€ 81,997	€ 66,817